Investment Properties - Summary of Investment Properties and Information About Fair Value Hierarchy (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 108,686	₺ 109,905
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Investment properties	86,650	76,197
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Investment properties	98,860	86,611
Investment properties in Gebze | Level 3 | Fair value | Discounted cash flow [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	98,860	86,611
Investment properties in Ankara | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	58,500	53,084
Investment properties in Istanbul | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	6,500	6,185
Investment properties in Adana | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	13,000	11,014
Investment properties in Aydin | Level 2 | Fair value | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 8,650	₺ 5,914